Debt - Summary of Non-convertible Debt Outstanding (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Italian Economic Development Agency Loan
Debt Instrument [Line Items]
Total debt obligation carrying amount		$ 1,400
Non-convertible Debt
Debt Instrument [Line Items]
Total debt obligation	$ 34,208	37,835
Unamortized loan discount and issuance costs	(1,016)	(754)
Total debt obligation carrying amount	33,192	37,081
Current portion	3,177	1,950
Long-term portion	30,015	35,131
Non-convertible Debt | Italian Economic Development Agency Loan
Debt Instrument [Line Items]
Total debt obligation	323	525
Non-convertible Debt | Intesa Sanpaolo Loan 1
Debt Instrument [Line Items]
Total debt obligation	7,384	8,507
Non-convertible Debt | Intesa Sanpaolo Loan 2
Debt Instrument [Line Items]
Total debt obligation	5,225	5,672
Non-convertible Debt | Horizon 2020 Loan
Debt Instrument [Line Items]
Total debt obligation	414	486
Non-convertible Debt | RIF Shareholders Loan
Debt Instrument [Line Items]
Total debt obligation	15,674	17,015
Non-convertible Debt | UniCredit Loan
Debt Instrument [Line Items]
Total debt obligation	$ 5,188	$ 5,630